Taxation	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Taxation
13	TAXATION

(a)	Taxation in the consolidated statement of comprehensive income represents:

		2021	2020	2019
	Note	Million	Million	Million
Current tax
Provision for enterprise income tax in the mainland of China and other countries and regions on the estimated assessable profits for the year	(i)	38,957	39,870	36,989
Provision for Hong Kong profits tax on the estimated assessable profits for the year	(ii)	431	400	269

		39,388	40,270	37,258
Deferred tax
Origination and reversal of temporary differences, net (note 21)		(3,510)	(6,051)	(1,916)

		35,878	34,219	35,342

Note:

(i)
The provision for enterprise income tax in the mainland of China and other countries and regions has been calculated on the estimated assessable profits for the year at the rates of taxation prevailing in the regions in which the Group operates. The Company’s subsidiaries operate mainly in the mainland of China. The provision for the PRC enterprise income tax is based on the statutory tax rate of 25% (2020: 25%
;
2019: 25%) on the estimated assessable profits determined in accordance with the relevant income tax rules and regulations of the PRC for the year ended December 31, 2021. Certain subsidiaries of the Company entitle to the preferential tax rate of 15% (2020: 15%
;
2019: 15%), and certain research and development costs of the Company’s PRC subsidiaries are qualified for 75% (2020: 75%
;
2019: 75%) additional deduction for tax purpose.

(ii)	The provision for Hong Kong profits tax is calculated at 16.5% (2020: 16.5% ; 2019: 16.5%) of the estimated assessable profits for the year ended December 31, 2021.

(iii)
Pursuant to the “Notice regarding Matters on Determination of Tax Residence Status of Chinese-controlled Offshore Incorporated Enterprises under Rules of Effective Management” issued by SAT in 2009 (“2009 Notice”), the Company is qualified as a PRC offshore-registered resident enterprise. Accordingly, the dividend income of the Company from its subsidiaries in the PRC is exempted from PRC enterprise income tax.

(b)	Reconciliations between income tax expense and accounting profit at applicable tax rates:

	2021	2020	2019
	Million	Million	Million
Profit before taxation	152,184	142,359	142,133

Notional tax on profit before tax, calculated at the PRC’s statutory tax rate of 25% (Note)	38,046	35,590	35,533
Tax effect of non-taxable items
- Income from investments accounted for using the equity method	(2,855)	(3,086)	(3,160)
- Other non-taxable income	(33)	(47)	(75)
Tax effect of non-deductible expenses	1,162	1,205	1,325
Tax rate differential (note 13(a)(i)(ii))	(1,881)	(1,194)	(1,107)
Tax effect of deductible temporary difference and deductible tax loss for which no deferred tax asset was recognized (note 21)	1,972	2,109	2,687
Additional deduction for qualified research and development costs	(533)	(358)	(282)
Others	—	—	421

Taxation	35,878	34,219	35,342

Note:	The PRC’s statutory tax rate is adopted as the majority of the Group’s operations are subject to this rate.
(c)	The tax (charged)/credited relating to components of other comprehensive income is as follows:

	2021			2020			2019
	Before tax	Tax charged	After tax	Before tax	Tax credited	After tax	Before tax	Tax charged	After tax
	Million	Million	Million	Million	Million	Million	Million	Million	Million
Changes in value of financial assets measured at FVOCI	(398)	(8)	(406)	956	1	957	(74)	(1)	(75)
Remeasurement of defined benefit liabilities	(143)	—	(143)	—	—	—	—	—	—
Currency translation differences	(882)	—	(882)	(1,915)	—	(1,915)	683	—	683
Share of other comprehensive (loss)/income of investments accounted for using the equity method	(212)	—	(212)	(617)	—	(617)	442	—	442

Other comprehensive (loss)/income	(1,635)	(8)	(1,643)	(1,576)	1	(1,575)	1,051	(1)	1,050

Current tax		—			—			—
Deferred tax		(8)			1			(1)

		(8)			1			(1)